Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020	Jul. 01, 2019	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Investor Class
Account Value [Line Items]
Line Graph and Table Measure Name	Buffalo Blue Chip Growth Fund Investor Class
Account Value	$ 33,383	$ 31,785	$ 22,860	$ 25,424	$ 23,064	$ 14,712		$ 15,229	$ 13,482	$ 11,682	$ 9,844	$ 10,000
Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name	Buffalo Blue Chip Growth Fund Institutional Class
Account Value	$ 522,381	496,741	356,872	396,385	358,981	228,618	$ 250,000
Investor Class
Account Value [Line Items]
Line Graph and Table Measure Name	Buffalo Early Stage Growth Fund Investor Class
Account Value	$ 18,637	20,159	18,774	21,890	25,255	11,864		13,857	12,667	10,397	8,453	10,000
Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name	Buffalo Early Stage Growth Fund Institutional Class
Account Value	$ 315,085	340,819	317,178	369,025	425,150	199,364	250,000
Investor Class
Account Value [Line Items]
Line Graph and Table Measure Name	Buffalo Flexible Allocation Fund Investor Class
Account Value	$ 21,953	20,874	17,487	17,640	14,248	10,109		12,578	11,675	10,853	9,776	10,000
Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name	Buffalo Flexible Allocation Fund Institutional Class
Account Value	$ 436,247	414,375	346,445	349,167	281,582	199,488	250,000
Investor Class
Account Value [Line Items]
Line Graph and Table Measure Name	Buffalo Growth Fund Investor Class
Account Value	$ 29,471	28,400	20,881	23,879	21,796	14,155		14,730	13,016	11,184	9,904	10,000
Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name	Buffalo Growth Fund Institutional Class
Account Value	$ 466,719	449,470	330,094	376,985	343,529	222,691	250,000
Investor Class
Account Value [Line Items]
Line Graph and Table Measure Name	Buffalo Growth & Income Fund Investor Class
Account Value	$ 28,666	26,758	21,017	21,943	19,352	12,543		13,680	12,729	11,731	9,912	10,000
Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name	Buffalo Growth & Income Fund Institutional Class
Account Value	$ 504,477	470,167	368,858	384,384	338,620	219,149	250,000
Investor Class
Account Value [Line Items]
Line Graph and Table Measure Name	Buffalo High Yield Fund Investor Class
Account Value	$ 16,484	15,365	13,710	13,937	13,668	10,756		11,524	11,139	10,793	9,959	10,000
Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name	Buffalo High Yield Fund Institutional Class
Account Value	$ 351,569	327,185	291,498	295,900	289,748	227,648	250,000
Investor Class
Account Value [Line Items]
Line Graph and Table Measure Name	Buffalo International Fund Investor Class
Account Value	$ 19,960	20,406	18,402	18,440	18,089	11,917		12,907	12,884	10,890	9,598	10,000
Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name	Buffalo International Fund Institutional Class
Account Value	$ 363,233	370,684	333,722	334,031	327,223	215,113	250,000
Investor Class
Account Value [Line Items]
Line Graph and Table Measure Name	Buffalo Mid Cap Discovery Fund Investor Class
Account Value	$ 21,070	22,589	18,869	20,993	22,000	13,135		14,535	13,174	11,226	9,672	10,000
Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name	Buffalo Mid Cap Discovery Fund Institutional Class
Account Value	$ 340,987	365,198	304,710	338,346	354,145	211,114	250,000
Investor Class
Account Value [Line Items]
Line Graph and Table Measure Name	Buffalo Mid Cap Growth Fund Investor Class
Account Value	$ 20,596	21,392	17,288	19,776	20,088	12,107		12,467	11,501	10,297	9,117	10,000
Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name	Buffalo Mid Cap Growth Fund Institutional Class
Account Value	$ 386,614	401,174	323,929	370,036	375,070	225,703	250,000
Investor Class
Account Value [Line Items]
Line Graph and Table Measure Name	Buffalo Small Cap Growth Fund Investor Class
Account Value	$ 20,164	22,149	21,322	24,224	29,161	13,208		14,253	12,704	10,798	8,672	10,000
Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name	Buffalo Small Cap Growth Fund Institutional Class
Account Value	$ 333,039	365,825	351,528	399,105	479,629	216,893	250,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 30,515	28,460	22,012	24,078	21,513	13,236		14,566	13,392	11,766	9,966	10,000
Russell 1000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Growth Index
Account Value	$ 40,883	37,938	27,294	30,634	26,643	16,371		16,224	14,389	11,867	10,252	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 499,505	465,873	360,323	394,141	352,149	216,670	250,000
Russell 1000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Growth Index
Account Value	$ 596,426	553,461	398,183	446,902	388,688	238,834	250,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 30,515	28,460	22,012	24,078	21,513	13,236		14,566	13,392	11,766	9,966	10,000
Russell 2000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000 Growth Index
Account Value	$ 18,148	19,075	15,850	17,729	20,694	10,880		13,363	12,867	10,846	8,816	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 499,505	465,873	360,323	394,141	352,149	216,670	250,000
Russell 2000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000 Growth Index
Account Value	$ 329,546	346,378	287,817	321,929	375,766	197,562	250,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 30,515	28,460	22,012	24,078	21,513	13,236		14,566	13,392	11,766	9,966	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 499,505	465,873	360,323	394,141	352,149	216,670	250,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 30,515	28,460	22,012	24,078	21,513	13,236		14,566	13,392	11,766	9,966	10,000
Russell 3000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Growth Index
Account Value	$ 38,891	36,284	26,301	29,513	26,150	15,915		15,985	14,265	11,784	10,134	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 499,505	465,873	360,323	394,141	352,149	216,670	250,000
Russell 3000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Growth Index
Account Value	$ 576,853	538,186	390,121	437,754	387,877	236,058	250,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 30,515	28,460	22,012	24,078	21,513	13,236		14,566	13,392	11,766	9,966	10,000
Russell 1000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Index
Account Value	$ 31,551	29,263	22,533	24,597	21,716	13,523		14,703	13,452	11,802	10,050	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 499,505	465,873	360,323	394,141	352,149	216,670	250,000
Russell 1000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Index
Account Value	$ 510,713	473,668	364,731	398,149	351,505	218,887	250,000
Bloomberg U.S. Universal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Bond Index
Account Value	$ 11,984	11,387	11,091	11,627	12,140	11,792		11,005	10,528	10,371	10,175	10,000
ICE BofA U.S. High Yield Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. High Yield Index
Account Value	$ 16,194	15,040	13,535	14,025	14,067	11,408		12,326	11,636	11,221	9,601	10,000
Bloomberg U.S. Universal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Bond Index
Account Value	$ 264,228	251,064	244,533	256,359	267,672	259,995	250,000
ICE BofA U.S. High Yield Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. High Yield Index
Account Value	$ 319,658	296,871	267,163	276,850	277,666	225,181	250,000
FTSE Global All Cap ex US Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	FTSE Global All Cap ex US Index
Account Value	$ 17,128	16,120	14,177	14,986	15,052	9,880		11,726	12,261	10,492	9,230	10,000
FTSE All-World ex US Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	FTSE All-World ex US Index
Account Value	$ 17,279	16,203	14,214	14,934	15,023	9,951		11,714	12,175	10,443	9,172	10,000
FTSE Global All Cap ex US Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	FTSE Global All Cap ex US Index
Account Value	$ 352,550	331,809	291,815	308,474	309,832	203,358	250,000
FTSE All-World ex US Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	FTSE All-World ex US Index
Account Value	$ 355,596	333,437	292,513	307,323	309,158	204,783	250,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 30,515	28,460	22,012	24,078	21,513	13,236		14,566	13,392	11,766	9,966	10,000
Russell Midcap Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap Growth Index
Account Value	$ 26,268	25,362	20,083	21,953	22,151	13,137		14,508	13,010	10,866	9,525	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 499,505	465,873	360,323	394,141	352,149	216,670	250,000
Russell Midcap Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap Growth Index
Account Value	$ 425,938	411,243	325,652	355,972	359,180	213,025	250,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 30,515	28,460	22,012	24,078	21,513	13,236		14,566	13,392	11,766	9,966	10,000
Russell Midcap Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap Growth Index
Account Value	$ 26,268	25,362	20,083	21,953	22,151	13,137		14,508	13,010	10,866	9,525	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 499,505	465,873	360,323	394,141	352,149	216,670	250,000
Russell Midcap Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap Growth Index
Account Value	$ 425,938	411,243	325,652	355,972	359,180	213,025	250,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 30,515	28,460	22,012	24,078	21,513	13,236		14,566	13,392	11,766	9,966	10,000
Russell 2000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000 Growth Index
Account Value	$ 18,148	19,075	15,850	17,729	20,694	10,880		$ 13,363	$ 12,867	$ 10,846	$ 8,816	$ 10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 499,505	465,873	360,323	394,141	352,149	216,670	250,000
Russell 2000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000 Growth Index
Account Value	$ 329,546	$ 346,378	$ 287,817	$ 321,929	$ 375,766	$ 197,562	$ 250,000